Product Warranty (Details) - Schedule of movement of product warranty - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of movement of product warranty [Abstract]
Balance at beginning of the period	$ 58,458	$ 19,356	$ 19,356	$ 18,416	$ 16,565
Provided during the period	2,685	909	6,447	3,477	3,501
Provided for pre-existing legacy product			46,485
Utilized during the year	9,712	1,160	(13,830)	(2,537)	(1,650)
Balance at end of the period	51,431	$ 19,105	58,458	19,356	18,416
Product warranty – current	17,420		20,922	4,296	3,723
Product warranty – non-current	$ 34,011		$ 37,536	$ 15,060	$ 14,693